Supplement to the

Fidelity® Low-Priced Stock Fund (FLPSX) and Fidelity Value Discovery Fund (FVDFX)
Fidelity Low-Priced Stock Fund is a Class of shares of Fidelity Low-Priced Stock Fund;
Fidelity Value Discovery Fund is a Class of shares of Fidelity Value Discovery Fund

Funds of Fidelity Puritan Trust

Fidelity Dividend Growth Fund (FDGFX), Fidelity Growth & Income Portfolio (FGRIX),
Fidelity Leveraged Company Stock Fund (FLVCX), Fidelity OTC Portfolio (FOCPX),
and Fidelity Real Estate Income Fund (FRIFX)
Fidelity Dividend Growth Fund is a Class of shares of Fidelity Dividend Growth Fund;
Fidelity Growth & Income Portfolio is a Class of shares of Fidelity Growth & Income Portfolio;
Fidelity Leveraged Company Stock Fund is a Class of shares of Fidelity Leveraged Company Stock Fund;
Fidelity OTC Portfolio is a Class of shares of Fidelity OTC Portfolio;
Fidelity Real Estate Income Fund is a Class of shares of Fidelity Real Estate Income Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

PSTSB-11-01  February 8, 2011
1.798487.112

Supplement to the

Fidelity Advisor Real Estate Income Fund

Class A (FRINX), Class T (FRIQX), Class C (FRIOX), and Institutional Class (FRIRX)

Classes of shares of Fidelity® Real Estate Income Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

REIA-REIIB-11-01  February 8, 2011
1.924863.100

Supplement to the

Fidelity® Series Small Cap Opportunities Fund (FSOPX)

A Class of shares of Fidelity Series Small Cap Opportunities Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

SMOB-11-01  February 8, 2011
1.881197.104

Supplement to the

Fidelity Blue Chip Growth Fund (FBGRX) and Fidelity® Blue Chip Value Fund (FBCVX)

Fidelity Blue Chip Growth Fund is a Class of shares of Fidelity Blue Chip Growth Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces similar information for Charles Hebard found in the "Management Contracts" section beginning on page 34.

Michael Chren is the portfolio manager of Fidelity Blue Chip Value Fund and receives compensation for his services. As of November 30, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Blue Chip Value Fund is based on the fund's pre-tax investment performance measured against the Russell 1000® Value Index, and the fund's pre-tax investment performance within the Morningstar® Large Value Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

BCF/BCVB-11-01  February 8, 2011
1.802077.114

The following table provides information relating to other accounts managed by Mr. Chren as of November 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 5,093	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 5,065	none	none

* Includes Fidelity Blue Chip Value Fund ($304 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2010, the dollar range of shares of Fidelity Blue Chip Value Fund beneficially owned by Mr. Chren was $1 - $10,000.

Supplement to the

Fidelity® Blue Chip Growth Fund Class F (FBCFX), Fidelity Series Small Cap Opportunities Fund Class F (FSOFX),
Fidelity Small Cap Growth Fund Class F (FCPFX), and Fidelity Small Cap Value Fund Class F (FSVFX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

F-COM7B-11-01  February 8, 2011
1.907260.101

Supplement to the

Fidelity® Low-Priced Stock Fund Class K (FLPKX) and Fidelity Value Discovery Fund Class K (FVDKX)
Funds of Fidelity Puritan Trust

Fidelity Blue Chip Growth Fund Class K (FBGKX), Fidelity Dividend Growth Fund Class K (FDGKX), Fidelity Growth & Income Portfolio Class K (FGIKX), Fidelity Leveraged Company Stock Fund Class K (FLCKX), and Fidelity OTC Portfolio Class K (FOCKX)

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM7B-11-01  February 8, 2011
1.881213.102

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Capital Appreciation Fund)	FARAX	FRGTX	FRMBX	FRECX	FDCIX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ACOM11B-11-01  February 8, 2011
1.739097.138

Supplement to the

Fidelity® International Real Estate Fund (FIREX)

A Class of shares of Fidelity International Real Estate Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

IREB-11-01  February 8, 2011
1.811497.108

Supplement to the

Fidelity Advisor International Real Estate Fund

Class A (FIRAX), Class T (FIRTX), Class B (FIRBX), Class C (FIRCX), and Institutional Class (FIRIX)

Classes of shares of Fidelity® International Real Estate Fund

A Fund of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

AIRE/AIREIB-11-01  February 8, 2011
1.881503.103

Supplement to the

Fidelity Small Cap Growth Fund (FCPGX) and Fidelity Small Cap Value Fund (FCPVX)

Fidelity Small Cap Growth Fund is a Class of shares of Fidelity® Small Cap Growth Fund and
Fidelity Small Cap Value Fund is a Class of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

SCP/SCVB-11-01  February 8, 2011
1.811502.108

Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor Small Cap Growth Fund	FCAGX	FCTGX	FCBGX	FCCGX	FCIGX
Fidelity Advisor Small Cap Value Fund	FCVAX	FCVTX	FCVBX	FCVCX	FCVIX

Fidelity Advisor Small Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class
are Classes of shares of Fidelity® Small Cap Growth Fund and
Fidelity Advisor Small Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class
are Classes of shares of Fidelity Small Cap Value Fund

Funds of Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ASCP/ASCVB-11-01  February 8, 2011
1.811503.107